Subsequent Events	6 Months Ended
Feb. 29, 2020
Subsequent Events [Abstract]
Subsequent Events

17. SUBSEQUENT EVENTS

Subsequent to February 29, 2020, the World Health Organization (WHO) declared COVID-19 a pandemic. In response to the WHO declaration and continuing spread of COVID-19, several social distancing measures taken by the Company and third parties including governments, regulatory authorities, businesses and our customers that could negatively impact the Company’s operations and financial results in future periods. Given the unprecedented and pervasive impact of changing circumstances surrounding the COVID-19 pandemic, there is inherently more uncertainty associated with our future operating assumptions and expectations as compared to prior periods. As such, it is not possible to estimate the impacts COVID-19 will have on the Company’s financial position or results of operations in future periods. While the direct impacts of COVID-19 are not determinable at this time, the Company has available liquidity of $1.5 billion and a certain degree of flexibility in its operating and investing plans to mitigate the impacts of COVID-19. Subsequent to February 29, 2020, the Company drew an additional $200 under its credit facility to add to its existing cash balance as at February 29, 2020.